Business acquisitions and equity investment transactions	12 Months Ended
Dec. 31, 2017
Business Combinations [Abstract]
Business acquisitions and equity investment transactions
4.	Business acquisitions and equity investment transactions

(a)	Acquisition of Anjuke Inc. (“Anjuke”)

On March 2, 2015, the Group completed the acquisition of 100% equity interest of Anjuke, a major online real estate listing platform in China which allows potential home buyers and renters to search for primary and secondary real estate. This transaction allows the Group to create China’s largest secondary and rental real estate platform by combining the Group’s housing content category with Anjuke’s platform. Total consideration for this acquisition consisted of approximately 4.8 million newly issued ordinary shares and approximately 0.2 million fully vested RSUs of the Company and RMB985.4 million (US$160.2 million) in cash.

The acquisition had been accounted for as a business acquisition and the results of operations of Anjuke and its subsidiaries and affiliated companies from the acquisition date have been included in the Group’s consolidated financial statements. The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, with the assistance of an independent valuation firm and management’s experience with similar assets and liabilities. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Anjuke.

The allocation of the purchase price is as follows:

	Amounts	Amortization
	RMB	Years

Net assets acquired	39,651
Amortizable intangible assets:
Domain names and trademarks	168,279	10
Technology	59,681	5
Customer relationship	14,676	2
Goodwill	1,341,760
Deferred tax liabilities	(60,659)
Total	1,563,388

Total purchase price comprised of
-Cash consideration	985,427
-Equity consideration	577,961
Total	1,563,388

The total cash consideration of RMB985.4 million (US$160.2 million) less cash acquired of RMB40.5 million (US$6.6 million) and cash consideration payable of RMB188.1 million (US$29.0 million) resulted in a net cash outlay of RMB766.5 million (US$124.6 million) at the acquisition date. The excess of purchase price over net tangible assets and identifiable intangible assets acquired were recorded as goodwill. Goodwill primarily represents the expected synergies from combining the Group’s housing content category with Anjuke’s platform. The goodwill is not expected to be deductible for tax purposes. No subsequent purchase price adjustment has been made.

All the cash consideration payable has been settled as of December 31, 2016.

(b)	Investment and consolidation of Falcon View Technology (“Ganji”)

(i)	Equity investment in Ganji

On April 20, 2015, the Group acquired from Ganji’s shareholders certain number of ordinary and preference shares of Ganji which accounted for less than 50% equity stake in Ganji, the holding company of the PRC entities operating Ganji.com, a major online local services platform in China for consideration consisting approximately 34.0 million newly issued ordinary shares of the Company and RMB2.5 billion (US$412.2 million) in cash. The RMB2.5 billion (US$412.2 million) of total cash consideration less consideration payable of RMB794.9 million (US$122.4 million) resulted in a net cash outlay of RMB1.8 billion (US$289.8 million) upon the completion of the equity investment. (the “Transaction (i)”)

The investment in the ordinary shares of Ganji was accounted for as equity method investment based on the equity interest of 31.6% attributable to the acquired ordinary shares of Ganji in accordance with ASC 323. During the period from April 20, 2015 to August 6, 2015, the Group recognized its proportionate share of Ganji’s net loss, which amounted to RMB657.4 million (US$103.6 million), into the consolidated statements of comprehensive income/(loss).

The investment in the preference shares of Ganji was accounted for as cost method investment in accordance with ASC 325-20 because the preference shares of Ganji acquired by the Group were not in-substance common stocks and there was no readily determinable fair value of the Ganji shares.

In accordance with Rule 4-08(g) of Regulation S-X, the Company summarized condensed financial information of Ganji for the period in which it was accounted for by equity method.

For the period from April 20 to August 6, 2015
RMB
Operating result data:
Revenues	325,525
Gross profit	295,029
Loss from operations	(2,101,364)
Net loss	(2,082,803)
Net loss attributable to Ganji’s shareholders	(2,080,336)

As of August 6, 2015
RMB
Balance sheets data:
Current assets	1,043,498
Non-current assets	1,618,241
Current liabilities	1,012,294
Non-current liabilities	392,849
Mezzanine equity	30,135
Total shareholders’ equity	1,226,461

(ii)	Investment in private equity funds which invested in Ganji

On July 31, 2015, the Company issued a convertible note to Tencent for a cash consideration of RMB2.4 billion (US$400.0 million). Subsequently, the Company committed the whole RMB2.4 billion (US$400.0 million) proceeds from this transaction, together with additional cash of RMB40.8 million (US$6.7 million) from the Company and approximately 46.5 million newly issued ordinary shares of the Company to several private equity funds (the “Equity Funds”) of which approximately 46.5 million newly issued ordinary shares and RMB1.7 billion (US$272.4 million) cash were contributed to the funds in August, 2015. These funds are dedicated to investing in businesses in China and separately managed by different investment entities, as general partners, and they are unaffiliated with each other and unaffiliated with the Company. These funds, together with Tencent, acquired all the remaining equity interests in Ganji on August 6, 2015 (the “Transaction (ii)”).  The Company also transferred an aggregate of approximately 4.4 million fully vested restricted share units of the Company and approximately RMB311.8 million (US$51.0 million) in cash to former Ganji employees as part of the total consideration of step acquisition of Ganji.

Upon the completion of the transactions on August 6, 2015, Ganji was directly owned by the Company as a result of the Transaction (i) and by the Equity Funds and Tencent as a result of the Transaction (ii).

The Company decided to early adopt ASU No. 2015-2, which is a new consolidation standard, to account for the investment in the Equity Funds and hence Ganji. Although the Company is a limited partner of the Equity Funds, the Company has a substantive kick-out right and holds the majority shareholding in the Equity Funds, and there are no other limited partners holding substantive participating right to the Equity Funds. Therefore the Company considered that it has a controlling financial interest over the Equity funds under the voting interest model, and as a result has consolidated Ganji since August 6, 2015. The financial results of Ganji were no longer reflected in the financial statement line item of “share of results of equity investees”. The Company accounted for the Transaction (ii) as step acquisition of Ganji on August 6, 2015. The Group believes the investment in the Equity Funds which acquired Ganji will allow the Group to leverage the Ganji platform and create business synergy for the Group’s online local services platform.

Because of the step acquisition, the Company became the beneficial owner of an aggregate of 99.6% equity interest in Ganji. The remaining 0.4% interest in Ganji was owned by Tencent. In relation to this noncontrolling interest in Ganji, a put option agreement was entered into between the Company and Tencent in 2015, where the Company has also granted to Tencent a right to sell all of Tencent’s interest in Ganji (the “Put Option”).

The Company determined that the Put Option over Tencent’s noncontrolling interest in Ganji was considered on a combined basis and was accounted for as mezzanine classified noncontrolling interest as a whole as the noncontrolling interest can be redeemed by Tencent through exercising the Put Option. The carrying amount of the mezzanine classified noncontrolling interest initially recognized on August 6, 2015 was accreted using effective interest method to the accreted value pursuant to the Put Option agreement.

On the acquisition date of Ganji, the mezzanine classified noncontrolling interest is recognized and measured at fair value by the Company in accordance with ASC 805-20-30-1 and ASC 480-10-S99-3A and the Company’s previously held interest in Ganji (i.e. the less than 50% investment as a result of Transaction (i)) was remeasured to fair value on the same date in accordance with ASC 805-10-25-10.

By applying a market approach and an income approach, the fair value of the mezzanine classified noncontrolling interest and the fair value of the previously held equity interest in Ganji were estimated to be RMB86.5 million (US$14.1 million) and RMB7.2 billion (US$1.2 billion), respectively. These fair value measurements of the noncontrolling interest and the previously held equity interest are based on significant inputs not observable in the market, and thus represent Level 3 measurements. The Group recognized a loss of RMB224.3 million (US$35.2 million) as a result of the remeasurement of the previously held equity interest in Ganji upon completion of the step acquisition in Ganji.

The fair value estimates for the noncontrolling interest and the previously held equity interest are based on (1) an assumed discount rate of 15.6%, (2) an assumed terminal growth rate of 3.0%, (3) assumed financial multiples of reporting entities deemed to be similar to Ganji, and (4) assumed adjustments because of the lack of control or lack of marketability, as relevant, that market participants would consider when estimating the fair value of the noncontrolling interest and the previously held equity interest in Ganji.

The Group made estimates and judgments in determining the fair value of acquired assets and liabilities, with the assistance of an independent valuation firm and management’s experience with similar assets and liabilities. The allocation of the purchase price is as follows:

	Amounts	Amortization
	RMB	Years

Net assets acquired	78,605
Amortizable intangible assets:
Domain names and trademarks	1,435,918	9.4
Technology	148,670	4.4
Mezzanine classified noncontrolling interest	(86,507)
Goodwill	15,974,683
Deferred tax liabilities	(396,147)
Total	17,155,222
Total purchase price comprised of
-Cash consideration	2,799,890
-Equity consideration	7,107,133
-Fair value of previously held equity interests	7,248,199
Total	17,155,222

The total cash consideration of RMB2.8 billion (US$457.6 million)less cash acquired of RMB377.0 million (US$61.6 million) and consideration payable of RMB982.9 million (US$151.4 million) resulted in a net cash outlay of RMB1.5 billion (US$244.6 million) at the acquisition date. The excess of purchase price over the fair value of assets acquired and liabilities assumed of the business acquired was recorded as goodwill. The goodwill primarily represents the expected synergies from combining the Group’s 58.com platform with Ganji’s platform and fully integrating each service category. The goodwill is not expected to be deductible for tax purposes. No subsequent purchase price adjustment has been made.

In September 2017, Tencent exercised the Put Option and sold the 0.4% interest in Ganji to the Company at the accreted value of RMB91.9 million (US$14.1 million). As a result, Ganji became a wholly owned subsidiary of the Company since then.

(c)	Other acquisitions

The Group also completed other acquisitions that will be accounted for as business acquisitions from 2015 to 2017. In the year ended December 31, 2015, 2016 and 2017, the Group paid RMB266.2 million, RMB0.5 million and RMB3.1 million, respectively, for these acquisitions.

(d)	Unaudited pro forma total revenue and net loss of the Group reflecting acquisitions made in 2015

The total revenue and net loss arising from acquisitions made in 2015 that are included in the Group’s consolidated statement of comprehensive income/(loss) for the year ended December 31, 2015 were RMB1.2 billion and RMB500.5 million, respectively.

The following summary of unaudited pro forma results of operations of the Group for the years ended December 31, 2014 and 2015 is presented using the assumption that the all the acquisitions made in 2015 were completed as of January 1, 2014. These pro forma results of the Group have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which would have resulted had the acquisitions occurred as of January 1, 2014, nor is it indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the year ended December 31,
	2014 (unaudited)	2015 (unaudited)
	RMB	RMB
Pro forma total revenues	2,854,782	5,221,763
Pro forma net loss	(595,009)	(3,441,828)

There was no major acquisition in 2016 and 2017, therefore, no pro forma information was disclosed for the year ended December 31, 2016 and 2017, respectively.